Consolidated condensed income statements - USD ($) shares in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Consolidated condensed income statements [Abstract]
Revenue	$ 858,405	$ 940,418
Other operating income	54,860	57,597
Employee benefit expenses	(58,766)	(59,105)
Depreciation, amortization, and impairment charges	(374,059)	(334,916)
Other operating expenses	(261,435)	(320,873)
Operating profit	219,005	283,121
Financial income	3,367	1,848
Financial expense	(244,305)	(277,000)
Net exchange differences	13,837	2,046
Other financial income, net	2,208	21,684
Financial expense, net	(224,893)	(251,422)
Share of profit of associates carried under the equity method	20,668	4,245
Profit before income tax	14,780	35,944
Income tax	(12,975)	(42,390)
Profit/(loss) for the period	1,805	(6,446)
Profit attributable to non-controlling interests	(11,278)	(11,720)
Loss for the period attributable to the Company	$ (9,473)	$ (18,166)
Weighted average number of ordinary shares outstanding - basic (in shares)	114,236	110,749
Weighted average number of ordinary shares outstanding - diluted (in shares)	118,197	114,156
Basic earnings per share (in dollars per share)	$ (0.08)	$ (0.16)
Diluted earnings per share (in dollars per share)	$ (0.08)	$ (0.16)